Cash and Bank Balances (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31, 2023	As of June 30, 2024
	RM	RM	USD
Cash and bank balances	4,637,260	5,872,715	1,244,958
Cash at share trading accounts	19	-	-
Total	4,637,279	5,872,715	1,244,958

Schedule of Functional Currency	The above balances that are not denominated in the functional currency are as follows:
	December 31, 2023	June 30, 2024
	RM	RM
Singapore dollar	15,101	21,020
United States dollar	1,379,856	666,228